Interest income and interest expense (Tables)	12 Months Ended
Dec. 31, 2019
Interest income and interest expense
Schedule of interest income and interest expense

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Interest income:
Interest income in relation to nonrecourse securitization debt charged to JD Digits	702,147	527,025	37,646
Interest income in relation to loans provided to JD Digits	569,395	119,047	40,628
Interest income in relation to bank deposits, wealth management products and others	1,258,948	1,471,849	1,707,298

Total	2,530,490	2,117,921	1,785,572

Interest expense:
Interest expense in relation to nonrecourse securitization debt	(702,147)	(527,025)	(37,646)
Interest expense in relation to unsecured senior notes, bank borrowings and others	(261,595)	(327,513)	(687,364)

Total	(963,742)	(854,538)	(725,010)